Expense Example - Great-West Large Cap Value Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Investor II 1 Year	Investor II 3 Years	Investor II 5 Years	Investor II 10 Years
USD ($)	62	198	345	773	98	325	571	1,274	83	297	530	1,197